Significant Accounting Policies - Additional Information (Detail) - USD ($) shares in Millions				2 Months Ended	12 Months Ended
		Jul. 02, 2025	Apr. 01, 2019	May 31, 2019	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2019
Significant Of Accounting Policies [Line Items]
Value added tax			13.00%
Vat on sales			13.00%	6.00%
Excess of refund			3.00%
Contract assets					$ 0	$ 0
Contract liabilities					2,242,946,000	1,954,464,000
Refund liability	[1]				206,173,000	181,417,000
Revenues					5,661,294,000	4,900,262,000	$ 4,313,586,000
Total advertising expenses					159,742,000	123,962,000	86,493,000
Government subsidies received					11,461,000	9,702,000	15,000,000
Aggregate amounts denominated in RMB					$ 2,720,556,000	2,301,739,000
Amortization term of long term debt					1 year
Stock repurchased during period, value					$ 230,890,000	445,495,000	62,943,000
East Buy [Member]
Significant Of Accounting Policies [Line Items]
Stock repurchased during period, value					$ 7,578,000	$ 7,663,000
Shares repurchase					24.7	15.5
Cash paid noncontrolling interest is adjusted were recognized in equity attributable to the Company					$ 3,700,000	$ 5,400,000
Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company					20.00%
Unsecured Senior Notes [Member]
Significant Of Accounting Policies [Line Items]
Debt instrument redemption consideration paid		$ 14,400,000
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value						14,400,000
Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales					13.00%
Self Developed Software Service [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales								6.00%
Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales				9.00%
Service [Member]
Significant Of Accounting Policies [Line Items]
Revenues					$ 4,893,000,000	4,334,071,000	3,500,998,000
Service [Member] | Educational services and test preparation courses [Member]
Significant Of Accounting Policies [Line Items]
Revenues					4,006,764,000	3,456,189,000	2,716,174,000
Service [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues					122,017,000	119,092,000	190,860,000
Service [Member] | Overseas Study Consulting Services [Member]
Significant Of Accounting Policies [Line Items]
Revenues					511,346,000	516,367,000	439,744,000
Service [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues					252,873,000	242,423,000	154,220,000
Product [Member]
Significant Of Accounting Policies [Line Items]
Revenues					768,294,000	566,191,000	812,588,000
Product [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues					684,895,000	481,189,000	709,754,000
Product [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues					$ 83,399,000	$ 85,002,000	$ 102,834,000
Minimum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company					20.00%
Maximum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company					50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk					10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk					10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives					38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives					50 years

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.